CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
ITHAX ACQUISITION CORP. | Private Placement | Private Placement Warrants
Sale of Private Placement Units, net of initial fair value of Private Warrants and offering costs (in shares)	675,000	675,000	675,000